Quarterly Results Of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Quarterly Results Of Operations [Abstract]
Total revenues	$ 2,624		$ 2,521		$ 2,655		$ 2,568		$ 2,591		$ 2,667		$ 2,410		$ 2,421		$ 10,368		$ 10,089		$ 9,069
Total benefits and expenses	2,439		2,508		2,760		2,455		2,900	[1]	2,548	[1]	2,362	[1]	2,332	[1]	10,162		10,142		9,927
Net income (loss)	175		20		(100)		93		(174)		115		59		195		188		195		(443)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	$ 142		$ (16)		$ (136)		$ 59		$ (209)		$ 76		$ 24		$ 161		$ 49		$ 52		$ (504)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders per common share: Basic	$ 0.29		$ (0.03)		$ (0.28)		$ 0.12		$ (0.43)		$ 0.15		$ 0.05		$ 0.33		$ 0.10	[2]	$ 0.11	[2]	$ (1.12)	[2]
Net income available to Genworth Financial, Inc.'s common stockholders per common share: Diluted	$ 0.29		$ (0.03)		$ (0.28)		$ 0.12		$ (0.43)		$ 0.15		$ 0.05		$ 0.33		$ 0.10	[2]	$ 0.11	[2]	$ (1.12)	[2]
Weighted-average common shares outstanding: Basic	490.9		490.8		490.6		490.1		489.6		489.5		489.1		488.8		490.6		489.3		451.1
Weighted-average common shares outstanding: Diluted	492.7	[3]	490.8	[3]	490.6	[3]	494.4	[3]	489.6	[4]	493.9	[4]	494.2	[4]	493.5	[4]	493.5	[5]	493.9	[5]	451.1	[5]
Weighted-average diluted common shares outstanding, antidilutive securities (stock options, RSUs and SARs)			1.7		3.7				4.4												1.9
Weighted average number of diluted shares if not in a loss position			492.5		494.3				494.0												453.0

[1]	Included in the three months ended December 31, 2010 were increased losses in our U.S. mortgage insurance business.
[2]	May not total due to whole number calculation.
[3]	As a result of our net loss for the three months ended June 30, 2011 and September 30, 2011, we were required under applicable accounting guidance, to use basic weighted-average common shares outstanding in the calculation of the diluted loss per share, as the inclusion of shares for stock options, RSUs and SARs of 3.7 million and 1.7 million, respectively, would have been antidilutive to the calculation. If we had not incurred a net loss, dilutive potential common shares would have been 494.3 million and 492.5 million, respectively, for the three months ended June 30, 2011 and September 30, 2011.
[4]	As a result of our net loss for the three months ended December 31, 2010, we were required under applicable accounting guidance, to use basic weighted-average common shares outstanding in the calculation of the diluted loss per share, as the inclusion of shares for stock options, RSUs and SARs of 4.4 million, would have been antidilutive to the calculation. If we had not incurred a net loss, dilutive potential common shares would have been 494.0 million for the three months ended December 31, 2010.
[5]	Under applicable accounting guidance, companies in a loss position are required to use basic weighted-average common shares outstanding in the calculation of diluted loss per share. Therefore, as a result of our net loss for the year ended December 31, 2009, we were required to use basic weighted-average common shares outstanding in the calculation of the 2009 diluted loss per share, as the inclusion of shares for stock options, restricted stock units ("RSUs") and stock appreciation rights ("SARs") of 1.9 million would have been antidilutive to the calculation. If we had not incurred a net loss in 2009, dilutive potential common shares would have been 453.0 million.